INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENT OF DEFERRED TAX ASSET
	December 31,
	2023	2022
	USD in thousands
Operating loss carryforward	25,006	19,239

Net deferred tax asset before valuation allowance	5,786	4,564
Valuation allowance	(5,786)	(4,564)
Net deferred tax	-	-